Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020						5,587,070
Balance at Dec. 31, 2020						$ 1,118	$ 18,134	$ 4,138	$ 96,158	$ 119,548
Net income						0	0	0	7,494	7,494
Dividends paid						$ 0	0	0	(5,370)	(5,370)
Restricted stock granted (in shares)						8,250
Restricted stock granted						$ 2	(2)	0	0	0
Stock compensation expense						0	161	0	0	161
Other comprehensive income (loss), net						$ 0	0	(15,933)	0	(15,933)
Balance (in shares) at Dec. 31, 2021						5,595,320
Balance at Dec. 31, 2021						$ 1,120	18,293	(11,795)	98,282	105,900
Net income						0	0	0	9,620	9,620
Dividends paid						$ 0	0	0	(5,377)	(5,377)
Restricted stock granted (in shares)						8,250
Restricted stock granted						$ 2	(2)	0	0	0
Stock compensation expense						0	157	0	0	157
Other comprehensive income (loss), net						$ 0	0	(71,275)	0	(71,275)
Balance (in shares) at Dec. 31, 2022						5,603,570
Balance (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2022	$ 0	$ 0	$ 0	$ (983)	$ (983)
Balance at Dec. 31, 2022						$ 1,122	18,448	(83,070)	102,525	39,025
Net income						0	0	0	1,854	1,854
Dividends paid						$ 0	0	0	(4,042)	(4,042)
Restricted stock granted (in shares)						12,868
Restricted stock granted						$ 1	(1)	0	0	0
Stock compensation expense						0	138	0	0	138
Other comprehensive income (loss), net						$ 0	0	6,781	0	6,781
Balance (in shares) at Dec. 31, 2023						5,616,438
Balance at Dec. 31, 2023						$ 1,123	$ 18,585	$ (76,289)	$ 99,354	$ 42,773